Loans Receivable, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable impaired	$ 37,367,000	$ 42,644,000
Mortgage loans service for benefit of others	30,400,000	32,600,000	40,300,000
Annual reviews of loan to ascertain the borrowers continued ability to service	1,000,000
Loans past due period for classify to risk grade	60 days
Loans past due period for classify to substandard grade	12 months
Average recorded investment in impaired loans	38,515,000	43,094,000	79,300,000
Interest income recognized on impaired loans	1,966,000	859,000	2,800,000
Non-accrual Loans	3,175,000	10,066,000
Interest income foregone on non accrual loans	76,000	432,000	271,000
Performing loans	0	0
Loans to officers and directors	4,022,000	4,800,000	8,846,000
Funds undisbursed to officers and directors	447,000
Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual Loans	215,000	1,218,000
Owner Occupied Properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Secured non-residential real estate loans	82,000,000
Non Owner Occupied Properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Secured non-residential real estate loans	68,600,000
Real Estate Loans [Member] | Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable impaired	26,700,000
Freddie Mac [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans service for benefit of Freddie Mac	25,000,000
Impaired Loans Substandard [Member] | Real Estate Loans [Member] | Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable impaired	10,800,000
Percentage of land development portfolio	40.60%
Impaired Loans Substandard [Member] | Real Estate Loans [Member] | Loans Receivable Residential And Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable impaired	$ 37,400,000